UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, August 17, 2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:  $293,994

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  11790     499575   SH         SOLE        12000       487575
Ametek, Inc.                         COM   031100100  10971     359125   SH         SOLE        10000       349125
Amli Residential                     COM   001735109   5058     205625   SH         SOLE         6400       199225
Berkshire Hathaway Cl B              COM   084670207  17404       7567   SH         SOLE          200         7367
Block, H & R, Inc.                   COM   093671105  15118     234210   SH         SOLE         6700       227510
Carecentric                          COM   14166Y106    149      50342   SH         SOLE          511        49831
Cathay Bancorp                       COM   149150104   9904     181102   SH         SOLE         2000       179102
Cendant Corp.                        COM   151313103  21308    1092700   SH         SOLE        29000      1063700
Championship Auto                    COM   158711101   4038     252375   SH         SOLE         6500       245875
Chateau Communities                  COM   161739107  17130     545541   SH         SOLE        10500       535041
Cooper Industries                    COM   216669101  12465     314850   SH         SOLE         7900       306950
Dentsply Intl. Inc.                  COM   249030107  26171     590100   SH         SOLE        14000       576100
Dover Downs Entertainment, Inc.      COM   260086103   3123     202800   SH         SOLE         9000       193800
Equity Office Properties Trust       COM   294741103  15908     502950   SH         SOLE        15500       487450
Federal Home Loan Mtg. Corp.         COM   313400301   7910     116250   SH         SOLE         3000       113250
G & K Services, Inc.                 COM   361268105    229       8500   SH         SOLE            0         8500
GBC Bancorp                          COM   361475106   7740     271100   SH         SOLE        12100       259000
GPU, Inc.                            COM   36225X100   6285     178800   SH         SOLE         6000       172800
Hanmi Financial Group                COM   410495105  12930     664761   SH         SOLE         3214       661547
International Speedway Corp.'A       COM   460335201   8899     211889   SH         SOLE         3800       208089
Littelfuse, Inc.                     COM   537008104   9593     358100   SH         SOLE         7400       350700
Mercury General Corp.                COM   589400100  16638     475775   SH         SOLE        12000       463775
Mestek, Inc.                         COM   590829107   6785     294375   SH         SOLE         3000       291375
National Golf Properties, Inc.       COM   63623G109  24118     885075   SH         SOLE        18500       866575
Post Properties, Inc.                COM   737464107   6451     170437   SH         SOLE         3700       166737
Speedway Motorsports                 COM   847788106   3614     143350   SH         SOLE         5800       137550
Sun Communities                      COM   866674104   7548     213510   SH         SOLE         4000       209510
Washington Post                      COM   939640108   4715       8215   SH         SOLE          500         7715